STATEMENT OF NET ASSETS AVAILABLE FOR PLAN BENEFITS - EBP 1-4-1 Plan - GBP (£)	Jun. 30, 2026	Jun. 30, 2025
ASSETS:
Investment in The Procter & Gamble Company common stock, at fair value (511,872 shares at June 30, 2026 and 523,536 shares at June 30, 2025)	£ 56,722,779	£ 60,812,385
Cash at bank and in hand	583,656	718,958
Total assets	57,306,435	61,531,343
LIABILITIES:
Due to participating Procter and Gamble companies (Note 7)	0	0
Total liabilities	0	0
NET ASSETS AVAILABLE FOR PLAN BENEFITS	£ 57,306,435	£ 61,531,343